Quarterly Holdings Report
for

Fidelity® Convertible Securities Fund

February 29, 2020

CVS-QTLY-0420
1.797939.116

Schedule of Investments February 29, 2020 (Unaudited)

Showing Percentage of Net Assets

Convertible Bonds - 71.0%
		Principal Amount (000s)(a)	Value (000s)
COMMUNICATION SERVICES - 11.8%
Diversified Telecommunication Services - 1.3%
Bandwidth, Inc. 0.25% 3/1/26 (b)		$2,400	$2,338
Intelsat SA 4.5% 6/15/25		1,850	779
Liberty Media Corp. 2.25% 9/30/46		29,450	15,837
Vonage Holdings Corp. 1.75% 6/1/24 (b)		280	266
			19,220
Entertainment - 2.2%
iQIYI, Inc.:
2% 4/1/25 (b)		171	178
3.75% 12/1/23		287	336
Liberty Media Corp. 2.25% 12/1/48 (b)		2,985	3,228
Live Nation Entertainment, Inc.:
2% 2/15/25 (b)		2,850	2,804
2.5% 3/15/23		1,970	2,255
Pandora Media, Inc. 1.75% 12/1/23		843	974
Sea Ltd.:
1% 12/1/24 (b)		5,193	6,013
2.25% 7/1/23		2,651	6,256
World Wrestling Entertainment, Inc. 3.375% 12/15/23		4,000	8,000
Zynga, Inc. 0.25% 6/1/24 (b)		2,744	2,984
			33,028
Interactive Media & Services - 2.4%
IAC FinanceCo 2, Inc.:
0.875% 6/15/26 (b)		3,620	3,702
2% 1/15/30 (b)		3,470	3,683
Momo, Inc. 1.25% 7/1/25		210	190
Snap, Inc. 0.75% 8/1/26 (b)		7,021	7,137
Twitter, Inc. 0.25% 6/15/24		8,356	8,288
Weibo Corp. 1.25% 11/15/22		149	141
YY, Inc.:
0.75% 6/15/25 (b)		160	146
1.375% 6/15/26 (b)		170	154
Zillow Group, Inc.:
0.75% 9/1/24 (b)		2,840	4,061
1.375% 9/1/26 (b)		2,815	4,071
1.5% 7/1/23		1,350	1,413
2% 12/1/21		1,750	2,137
			35,123
Media - 5.8%
DISH Network Corp.:
2.375% 3/15/24		8,432	7,839
3.375% 8/15/26		31,748	30,653
Gannett Co., Inc. 4.75% 4/15/24		1,450	1,289
GCI Liberty, Inc. 1.75% 9/30/46 (b)		12,201	17,081
Liberty Interactive LLC 1.75% 9/30/46 (b)		4,949	7,382
Liberty Latin America Ltd. 2% 7/15/24 (b)		2,250	2,138
Liberty Media Corp.:
1% 1/30/23		3,926	4,647
1.375% 10/15/23		9,263	11,429
2.125% 3/31/48 (b)		2,830	2,872
			85,330
Wireless Telecommunication Services - 0.1%
Boingo Wireless, Inc. 1% 10/1/23		2,350	2,145

TOTAL COMMUNICATION SERVICES			174,846

CONSUMER DISCRETIONARY - 8.3%
Auto Components - 0.1%
Veoneer, Inc. 4% 6/1/24		1,950	1,848
Automobiles - 3.8%
Tesla, Inc.:
1.25% 3/1/21		7,892	14,997
2% 5/15/24		12,223	28,028
2.375% 3/15/22		6,347	13,501
			56,526
Diversified Consumer Services - 0.9%
Chegg, Inc.:
0.125% 3/15/25 (b)		3,800	3,963
0.25% 5/15/23		2,550	3,945
IAC Financeco, Inc. 0.875% 10/1/22 (b)		3,970	5,789
			13,697
Hotels, Restaurants & Leisure - 1.5%
Caesars Entertainment Corp. 5% 10/1/24		10,983	19,854
Marriott Vacations Worldwide Corp. 1.5% 9/15/22		2,700	2,658
			22,512
Internet & Direct Marketing Retail - 2.0%
Baozun, Inc. 1.625% 5/1/24 (b)		181	168
Etsy, Inc.:
0% 3/1/23		1,080	1,838
0.125% 10/1/26 (b)		3,750	3,778
MercadoLibre, Inc. 2% 8/15/28		2,908	4,665
Pinduoduo, Inc. 0% 10/1/24 (b)		5,775	6,455
Quotient Technology, Inc. 1.75% 12/1/22		710	696
The Booking Holdings, Inc.:
0.35% 6/15/20		4,054	5,268
0.9% 9/15/21		5,143	5,521
Wayfair LLC:
0.375% 9/1/22		110	101
1.125% 11/1/24		120	103
			28,593
Specialty Retail - 0.0%
Guess?, Inc. 2% 4/15/24 (b)		121	115

TOTAL CONSUMER DISCRETIONARY			123,291

CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.1%
Chefs' Warehouse Holdings 1.875% 12/1/24 (b)		1,500	1,477
ENERGY - 2.1%
Energy Equipment & Services - 0.0%
Oil States International, Inc. 1.5% 2/15/23		175	143
Vantage Drilling Co. 5.5% 7/15/43 (b)(c)(d)		20,000	600
			743
Oil, Gas & Consumable Fuels - 2.1%
Chesapeake Energy Corp. 5.5% 9/15/26		15,302	4,007
DHT Holdings, Inc. 4.5% 8/15/21		12,399	13,880
Golar LNG Ltd. 2.75% 2/15/22		2,735	2,398
Oasis Petroleum, Inc. 2.625% 9/15/23		305	183
PDC Energy, Inc. 1.125% 9/15/21		166	153
Scorpio Tankers, Inc. 3% 5/15/22		3,240	3,106
Ship Finance International Ltd. 4.875% 5/1/23		6,706	6,961
SM Energy Co. 1.5% 7/1/21		150	143
Teekay Corp. 5% 1/15/23		180	159
			30,990

TOTAL ENERGY			31,733

FINANCIALS - 1.2%
Banks - 0.0%
Hope Bancorp, Inc. 2% 5/15/38		200	186
Consumer Finance - 0.3%
LendingTree, Inc. 0.625% 6/1/22		2,450	3,563
Diversified Financial Services - 0.8%
AXA SA 7.25% 5/15/21 (b)		10,770	10,887
RWT Holdings, Inc. 5.75% 10/1/25 (b)		800	826
			11,713
Mortgage Real Estate Investment Trusts - 0.1%
Arbor Realty Trust, Inc. 4.75% 11/1/22 (b)		180	173
Exantas Capital Corp. 4.5% 8/15/22		502	516
Starwood Property Trust, Inc. 4.375% 4/1/23		1,000	1,010
			1,699

TOTAL FINANCIALS			17,161

HEALTH CARE - 9.9%
Biotechnology - 3.7%
Apellis Pharmaceuticals, Inc. 3.5% 9/15/26 (b)		1,900	2,286
BioMarin Pharmaceutical, Inc.:
0.599% 8/1/24		190	208
1.5% 10/15/20		140	153
Clovis Oncology, Inc.:
2.5% 9/15/21		879	749
4.5% 8/1/24 (b)		750	900
Exact Sciences Corp.:
0.375% 3/15/27		6,750	6,932
0.375% 3/1/28		6,010	5,833
1% 1/15/25		4,300	5,628
Flexion Therapeutics, Inc. 3.375% 5/1/24		1,530	1,482
Halozyme Therapeutics, Inc. 1.25% 12/1/24 (b)		480	516
Intercept Pharmaceuticals, Inc.:
2% 5/15/26		724	818
3.25% 7/1/23		999	950
Invitae Corp. 2% 9/1/24 (b)		505	528
Ironwood Pharmaceuticals, Inc.:
0.75% 6/15/24 (b)		800	898
1.5% 6/15/26 (b)		800	915
2.25% 6/15/22		750	841
Isis Pharmaceuticals, Inc. 1% 11/15/21		5,224	5,561
Neurocrine Biosciences, Inc. 2.25% 5/15/24		4,740	6,588
Novavax, Inc. 3.75% 2/1/23		8,115	5,285
PTC Therapeutics, Inc.:
1.5% 9/15/26 (b)		150	190
3% 8/15/22		100	122
Retrophin, Inc. 2.5% 9/15/25		200	161
Sarepta Therapeutics, Inc. 1.5% 11/15/24		4,636	8,194
			55,738
Health Care Equipment & Supplies - 3.5%
CONMED Corp. 2.625% 2/1/24		4,781	5,816
DexCom, Inc.:
0.75% 5/15/22		4,021	11,201
0.75% 12/1/23		7,400	13,109
Insulet Corp. 1.375% 11/15/24		3,798	7,821
Integra LifeSciences Holdings Corp. 0.5% 8/15/25 (b)		4,750	4,651
Mesa Laboratories, Inc. 1.375% 8/15/25		1,970	2,113
Nevro Corp. 1.75% 6/1/21		730	1,060
NuVasive, Inc.:
0.375% 3/15/25 (b)		1,900	1,871
2.25% 3/15/21		3,250	3,872
Wright Medical Group NV 2.25% 11/15/21		65	93
Wright Medical Group, Inc. 1.625% 6/15/23		215	225
			51,832
Health Care Providers & Services - 0.4%
Anthem, Inc. 2.75% 10/15/42		1,689	6,082
Health Care Technology - 1.1%
Allscripts Healthcare Solutions, Inc. 0.875% 1/1/27 (b)		1,700	1,467
Tabula Rasa HealthCare, Inc. 1.75% 2/15/26 (b)		820	888
Teladoc Health, Inc.:
1.375% 5/15/25		2,420	5,846
3% 12/15/22		2,602	7,479
			15,680
Life Sciences Tools & Services - 0.5%
Illumina, Inc.:
0% 8/15/23		2,234	2,305
0.5% 6/15/21		1,813	2,138
Repligen Corp. 0.375% 7/15/24		3,000	3,130
			7,573
Pharmaceuticals - 0.7%
Aerie Pharmaceuticals, Inc. 1.5% 10/1/24 (b)		1,410	1,433
Collegium Pharmaceutical, Inc. 2.625% 2/15/26		1,684	1,853
Innoviva, Inc.:
2.125% 1/15/23		800	798
2.5% 8/15/25		150	160
Jazz Investments I Ltd.:
1.5% 8/15/24		1,200	1,143
1.875% 8/15/21		690	688
Pacira Biosciences, Inc. 2.375% 4/1/22		800	823
Revance Therapeutics, Inc. 1.75% 2/15/27 (b)		2,750	2,752
Supernus Pharmaceuticals, Inc. 0.625% 4/1/23		180	162
Theravance Biopharma, Inc. 3.25% 11/1/23		170	178
			9,990

TOTAL HEALTH CARE			146,895

INDUSTRIALS - 2.3%
Aerospace & Defense - 0.3%
Aerojet Rocketdyne Holdings, Inc. 2.25% 12/15/23		2,440	4,702
Air Freight & Logistics - 0.2%
Air Transport Services Group, Inc. 1.125% 10/15/24		2,560	2,303
Best, Inc. 1.75% 10/1/24 (b)		157	163
Echo Global Logistics, Inc. 2.5% 5/1/20		150	149
			2,615
Building Products - 0.2%
Patrick Industries, Inc. 1% 2/1/23		3,180	3,043
Construction & Engineering - 0.7%
Dycom Industries, Inc. 0.75% 9/15/21		158	148
Granite Construction, Inc. 2.75% 11/1/24 (b)		11,057	10,467
			10,615
Machinery - 0.3%
Chart Industries, Inc. 1% 11/15/24 (b)		2,500	2,915
Fortive Corp. 0.875% 2/15/22		147	146
Greenbrier Companies, Inc. 2.875% 2/1/24		151	139
Meritor, Inc. 3.25% 10/15/37		634	660
			3,860
Marine - 0.0%
Eagle Bulk Shipping, Inc. 5% 8/1/24 (b)		160	152
Professional Services - 0.5%
FTI Consulting, Inc. 2% 8/15/23		6,011	7,588
Trading Companies & Distributors - 0.1%
Kaman Corp. 3.25% 5/1/24		700	772

TOTAL INDUSTRIALS			33,347

INFORMATION TECHNOLOGY - 31.9%
Communications Equipment - 1.3%
Applied Optoelectronics, Inc. 5% 3/15/24 (b)		814	714
CalAmp Corp. 2% 8/1/25		189	160
InterDigital, Inc. 2% 6/1/24 (b)		1,460	1,454
Liberty Media Corp. 3.5% 1/15/31		4,050	3,680
Lumentum Holdings, Inc.:
0.25% 3/15/24		3,887	5,594
0.5% 12/15/26 (b)		6,700	7,223
Viavi Solutions, Inc.:
1% 3/1/24		500	599
1.75% 6/1/23		550	631
			20,055
Electronic Equipment & Components - 1.1%
II-VI, Inc. 0.25% 9/1/22		7,040	6,992
Insight Enterprises, Inc. 0.75% 2/15/25 (b)		3,780	3,898
Knowles Corp. 3.25% 11/1/21		1,200	1,355
Par Technology Corp. 4.5% 4/15/24 (b)		1,630	1,897
TTM Technologies, Inc. 1.75% 12/15/20		1,505	2,080
			16,222
IT Services - 4.6%
Akamai Technologies, Inc.:
0.125% 5/1/25		7,045	7,868
0.375% 9/1/27 (b)		3,911	3,898
Euronet Worldwide, Inc. 0.75% 3/15/49 (b)		4,200	4,611
i3 Verticals LLC 1% 2/15/25 (b)		1,450	1,421
KBR, Inc. 2.5% 11/1/23		3,200	3,823
MongoDB, Inc.:
0.25% 1/15/26 (b)		3,000	3,161
0.75% 6/15/24		1,825	4,186
Okta, Inc.:
0.125% 9/1/25 (b)		8,080	8,146
0.25% 2/15/23		921	2,458
Perficient, Inc. 2.375% 9/15/23		670	836
Square, Inc.:
0.375% 3/1/22		981	3,542
0.5% 5/15/23		7,476	9,677
Twilio, Inc. 0.25% 6/1/23		4,345	7,310
Unisys Corp. 5.5% 3/1/21		121	200
Wix.com Ltd. 0% 7/1/23		6,206	7,379
			68,516
Semiconductors & Semiconductor Equipment - 6.5%
Adesto Technologies Corp. 4.25% 9/15/24 (b)		1,541	1,847
Advanced Micro Devices, Inc. 2.125% 9/1/26		1,203	6,866
Cree, Inc. 0.875% 9/1/23		2,937	3,086
Cypress Semiconductor Corp.:
2% 2/1/23		660	795
4.5% 1/15/22		1,780	3,072
Impinj, Inc. 2% 12/15/26 (b)		2,320	2,615
Inphi Corp.:
0.75% 9/1/21		1,950	2,778
1.125% 12/1/20		1,650	3,105
Microchip Technology, Inc.:
1.625% 2/15/25		11,567	21,695
1.625% 2/15/27		11,628	14,989
2.25% 2/15/37		4,413	5,700
Micron Technology, Inc. 3.125% 5/1/32		1,040	5,481
Novellus Systems, Inc. 2.625% 5/15/41		400	3,676
ON Semiconductor Corp.:
1% 12/1/20		4,115	4,685
1.625% 10/15/23		3,893	4,642
Rambus, Inc. 1.375% 2/1/23		780	802
Silicon Laboratories, Inc. 1.375% 3/1/22		120	138
SMART Global Holdings, Inc. 2.25% 2/15/26 (b)		5,500	5,473
Synaptics, Inc. 0.5% 6/15/22		800	895
Teradyne, Inc. 1.25% 12/15/23		1,970	3,783
			96,123
Software - 18.2%
8x8, Inc. 0.5% 2/1/24		2,160	2,177
Altair Engineering, Inc. 0.25% 6/1/24		810	825
Alteryx, Inc.:
0.5% 6/1/23		705	2,220
0.5% 8/1/24 (b)		1,762	1,899
1% 8/1/26 (b)		2,120	2,307
Atlassian, Inc. 0.625% 5/1/23		7,175	13,205
Avaya Holdings Corp. 2.25% 6/15/23		180	164
Benefitfocus, Inc. 1.25% 12/15/23		2,144	1,736
BlackLine, Inc. 0.125% 8/1/24 (b)		5,105	5,604
Coupa Software, Inc.:
0.125% 6/15/25 (b)		9,611	11,596
0.375% 1/15/23		888	2,978
CyberArk Software Ltd. 0% 11/15/24 (b)		3,810	3,789
DocuSign, Inc. 0.5% 9/15/23		5,260	7,145
Everbridge, Inc.:
0.125% 12/15/24 (b)		3,200	3,737
1.5% 11/1/22		872	2,737
FireEye, Inc.:
0.875% 6/1/24		4,850	4,533
1.625% 6/1/35		4,090	3,933
Five9, Inc. 0.125% 5/1/23		2,535	4,659
Guidewire Software, Inc. 1.25% 3/15/25		3,550	4,169
HubSpot, Inc. 0.25% 6/1/22		3,240	6,169
j2 Global, Inc.:
1.75% 11/1/26 (b)		5,310	5,246
3.25% 6/15/29		3,200	4,386
LivePerson, Inc. 0.75% 3/1/24 (b)		15,457	15,831
New Relic, Inc. 0.5% 5/1/23		800	750
Nice Systems, Inc. 1.25% 1/15/24		4,425	8,888
Nuance Communications, Inc.:
1% 12/15/35		4,305	4,721
1.25% 4/1/25		3,783	4,847
Nutanix, Inc. 0% 1/15/23		3,741	3,505
Palo Alto Networks, Inc. 0.75% 7/1/23		8,876	9,044
Pegasystems, Inc. 0.75% 3/1/25 (b)		4,380	4,346
Pluralsight, Inc. 0.375% 3/1/24 (b)		200	179
Proofpoint, Inc. 0.25% 8/15/24 (b)		7,271	7,285
PROS Holdings, Inc. 1% 5/15/24 (b)		4,215	4,226
Q2 Holdings, Inc.:
0.75% 2/15/23		2,025	2,882
0.75% 6/1/26 (b)		4,410	4,923
Rapid7, Inc. 1.25% 8/1/23		2,145	2,778
RealPage, Inc. 1.5% 11/15/22		2,800	4,494
RingCentral, Inc.:
0% 3/15/23		3,695	10,619
0% 3/1/25 (b)		10,700	10,700
SailPoint Technologies Holding, Inc. 0.125% 9/15/24 (b)		8,119	9,106
ServiceNow, Inc. 0% 6/1/22		5,739	13,595
Splunk, Inc.:
0.5% 9/15/23		9,708	11,611
1.125% 9/15/25		6,480	7,907
Talend SA 1.75% 9/1/24 (b)	EUR	5,850	6,353
Verint Systems, Inc. 1.5% 6/1/21		300	320
Workday, Inc.:
0.25% 10/1/22		10,137	13,343
1.5% 7/15/20		1,471	3,119
Workiva, Inc. 1.125% 8/15/26 (b)		3,416	3,141
Zendesk, Inc. 0.25% 3/15/23		4,454	6,215
			269,942
Technology Hardware, Storage & Peripherals - 0.2%
Pure Storage, Inc. 0.125% 4/15/23		130	127
Western Digital Corp. 1.5% 2/1/24		3,269	3,200
			3,327

TOTAL INFORMATION TECHNOLOGY			474,185

MATERIALS - 0.8%
Metals & Mining - 0.8%
Allegheny Technologies, Inc. 4.75% 7/1/22		1,570	2,197
Cleveland-Cliffs, Inc. 1.5% 1/15/25		424	399
Endeavour Mining Corp. 3% 2/15/23 (b)		3,160	3,280
SSR Mining, Inc. 2.5% 4/1/39 (b)		3,335	3,921
United States Steel Corp. 5% 11/1/26 (b)		2,728	2,518
			12,315
REAL ESTATE - 0.7%
Equity Real Estate Investment Trusts (REITs) - 0.7%
CorEnergy Infrastructure Trust, Inc. 5.875% 8/15/25 (b)		1,230	1,172
Extra Space Storage LP 3.125% 10/1/35 (b)		2,650	2,964
Hannon Armstrong Sustainable Infrastructure Capital, Inc. 4.125% 9/1/22		600	774
IH Merger Sub LLC 3.5% 1/15/22		1,900	2,456
iStar Financial, Inc. 3.125% 9/15/22		1,700	1,992
National Health Investors, Inc. 3.25% 4/1/21		900	1,078
Uniti Fiber Holdings, Inc. 4% 6/15/24 (b)		250	267
			10,703
Real Estate Management & Development - 0.0%
Redfin Corp. 1.75% 7/15/23		270	309

TOTAL REAL ESTATE			11,012

UTILITIES - 1.9%
Independent Power and Renewable Electricity Producers - 1.9%
NextEra Energy Partners LP 1.5% 9/15/20 (b)		6,400	7,036
NRG Energy, Inc. 2.75% 6/1/48		19,877	21,015
			28,051
TOTAL CONVERTIBLE BONDS
(Cost $944,070)			1,054,313
		Shares	Value (000s)

Common Stocks - 5.3%
COMMUNICATION SERVICES - 0.5%
Wireless Telecommunication Services - 0.5%
T-Mobile U.S., Inc. (e)		82,000	7,393
ENERGY - 3.2%
Oil, Gas & Consumable Fuels - 3.2%
BP PLC sponsored ADR		213,200	6,671
Canadian Natural Resources Ltd. (f)		197,620	5,099
DHT Holdings, Inc.		3,875,881	21,511
Frontline Ltd. (NY Shares) (f)		1,019,419	8,349
Scorpio Tankers, Inc. (f)		330,927	6,546
			48,176
HEALTH CARE - 0.3%
Biotechnology - 0.3%
AbbVie, Inc.		42,600	3,651
Alder Biopharmaceuticals, Inc. rights 12/31/99 (d)(e)		103,495	91
			3,742
INDUSTRIALS - 0.3%
Marine - 0.0%
Scorpio Bulkers, Inc.		159,896	515
Road & Rail - 0.3%
Hertz Global Holdings, Inc. (e)		321,477	4,112

TOTAL INDUSTRIALS			4,627

INFORMATION TECHNOLOGY - 0.4%
Software - 0.4%
CDK Global, Inc.		64,200	2,954
SS&C Technologies Holdings, Inc.		52,000	2,886
			5,840
MATERIALS - 0.2%
Chemicals - 0.2%
The Chemours Co. LLC		235,500	3,500
UTILITIES - 0.4%
Independent Power and Renewable Electricity Producers - 0.4%
Vistra Energy Corp.		284,044	5,462
TOTAL COMMON STOCKS
(Cost $89,759)			78,740

Convertible Preferred Stocks - 19.7%
CONSUMER STAPLES - 0.4%
Food Products - 0.1%
Bunge Ltd. 4.875%		21,200	2,083
Household Products - 0.3%
Energizer Holdings, Inc. 7.50%		43,600	4,098

TOTAL CONSUMER STAPLES			6,181

ENERGY - 0.1%
Energy Equipment & Services - 0.1%
Nabors Industries Ltd. Series A, 6.00%		47,300	668
FINANCIALS - 5.1%
Banks - 5.1%
Bank of America Corp. Series L, 7.25%		22,029	33,352
Wells Fargo & Co. 7.50%		28,180	42,412
			75,764
Mortgage Real Estate Investment Trusts - 0.0%
Great Ajax Corp. 7.25%		19,800	524

TOTAL FINANCIALS			76,288

HEALTH CARE - 3.4%
Health Care Equipment & Supplies - 2.3%
Becton, Dickinson & Co. Series A, 6.125%		345,600	19,685
Danaher Corp. 4.75%		12,900	14,145
			33,830
Health Care Technology - 0.3%
Change Healthcare, Inc. 6.00%		82,800	4,219
Life Sciences Tools & Services - 0.6%
Avantor, Inc. Series A 6.25%		156,800	8,782
Pharmaceuticals - 0.2%
Elanco Animal Health, Inc. 5.00%		72,000	3,628

TOTAL HEALTH CARE			50,459

INDUSTRIALS - 1.8%
Machinery - 1.8%
Colfax Corp. 5.75%		32,400	4,702
Fortive Corp. Series A, 5.00%		14,390	13,110
Stanley Black & Decker, Inc.:
5.375%		30,200	2,972
Series D 5.25%		67,700	6,457
			27,241
INFORMATION TECHNOLOGY - 1.8%
Semiconductors & Semiconductor Equipment - 1.8%
Broadcom, Inc. Series A 8.00%		24,800	26,066
MATERIALS - 0.2%
Chemicals - 0.2%
International Flavors & Fragrances, Inc. 6.00%		61,400	2,775
REAL ESTATE - 1.3%
Equity Real Estate Investment Trusts (REITs) - 1.3%
Crown Castle International Corp. Series A, 6.875%		13,407	17,085
QTS Realty Trust, Inc. 6.50%		13,000	1,733
			18,818
UTILITIES - 5.6%
Electric Utilities - 2.9%
American Electric Power Co., Inc. 6.125%		98,800	5,173
NextEra Energy, Inc.:
4.872%		225,000	11,626
5.279% (e)		325,700	14,807
Southern Co. 6.75%		233,500	11,899
			43,505
Gas Utilities - 0.1%
South Jersey Industries, Inc. 7.25%		14,600	668
Multi-Utilities - 2.5%
CenterPoint Energy, Inc.:
2.00% ZENS (e)		84,750	4,783
Series B, 7.00%		5,100	219
Dominion Energy, Inc. 7.25%		114,300	11,601
DTE Energy Co. 6.25%		127,500	5,801
Sempra Energy:
6.75%		6,700	748
Series A, 6.00%		127,600	14,374
			37,526
Water Utilities - 0.1%
Aqua America, Inc. 6.00%		24,500	1,404

TOTAL UTILITIES			83,103

TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $272,850)			291,599

Money Market Funds - 6.4%
Fidelity Cash Central Fund 1.60% (g)		91,509,192	91,527
Fidelity Securities Lending Cash Central Fund 1.60% (g)(h)		3,851,865	3,852
TOTAL MONEY MARKET FUNDS
(Cost $95,379)			95,379
TOTAL INVESTMENT IN SECURITIES - 102.4%
(Cost $1,402,058)			1,520,031
NET OTHER ASSETS (LIABILITIES) - (2.4)%			(35,109)
NET ASSETS - 100%			$1,484,922

Currency Abbreviations

EUR – European Monetary Unit

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $305,245,000 or 20.6% of net assets.

 (c) Non-income producing - Security is in default.

 (d) Level 3 security

 (e) Non-income producing

 (f) Security or a portion of the security is on loan at period end.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$250
Fidelity Securities Lending Cash Central Fund	17
Total	$267

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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